THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 17, 2004 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON MAY 16, 2005.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [x]; Amendment Number: 2
This Amendment (check only one.):           [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Deephaven Capital Management LLC
Address:          130 Cheshire Lane, Suite 102, Minnetonka, MN 55305

Form 13F File Number: 028-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jim Korn
Title:   Chief Legal Officer
Phone:   (952) 249-5538

Signature, Place, and Date of Signing:


/s/Jim Korn               Minnetonka, Minnesota             08/22/2005
---------------         --------------------------         --------------------

Report type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              80

Form 13F Information Table Value Total:              $808,994
                                                     (thousands)

List of Other Included Managers:                     N/A

Information   for  which   Deephaven   Capital   Management  LLC  is  requesting
confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.



COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4   COLUMN 5          COLUMN 6 COLUMN 7  COLUMN 8
                                                                                                             VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      VALUE      SHRS OR  SH/ PUT/  INV.  OTHER  SOLE   SHARED     NONE
                                                          (x $1000)  PRN AMT  PRN CALL  DISC. MGRS
------------------------------------------------------------------------------------------------------------------------------------
ABINGTON BANCORP INC          COM            00350P100    4,535      100,000  SH       N/A    NONE       100,000    0          0
ALLSTREAM INC                 CL B LT VTG SH 02004C204    7,062      125,664  SH       N/A    NONE       125,664    0          0
APOGENT TECHNOLOGIES          COM            03760A101   19,365      631,200  SH       N/A    NONE       631,200    0          0
ASHANTI GOLDFIELDS-SPONS GDR  GLOB DEP RCPT  043743202      531       43,700  SH       N/A    NONE        43,700    0          0
AT&T WIRELESS SVCS INC        CALL           00209A906      580        2,210      CALL N/A    NONE         2,210    0          0
AT&T WIRELESS SVCS INC        CALL           00209A906      610        1,000      CALL N/A    NONE         1,000    0          0
AT&T WIRELESS SVCS INC        CALL           00209A906    1,955        4,710      CALL N/A    NONE         4,710    0          0
AT&T WIRELESS SVCS INC        COM            00209A106   69,670    5,119,000  SH       N/A    NONE     5,119,000    0          0
AT&T WIRELESS SVCS INC        PUT            00209A956       29       11,695      PUT  N/A    NONE        11,695    0          0
AT&T WIRELESS SVCS INC        PUT            00209A956      525        6,000      PUT  N/A    NONE         6,000    0          0
BLOCKBUSTER INC               CL A           093679108   18,550    1,060,000  SH       N/A    NONE     1,060,000    0          0
BLOCKBUSTER INC               CL A           093679108   31,679    1,810,200  SH       N/A    NONE     1,810,200    0          0
BLOCKBUSTER INC               PUT            093679958    2,300        4,000      PUT  N/A    NONE         4,000    0          0
BSB BANCORP INC               COM            055652101    3,664       95,372  SH       N/A    NONE        95,372    0          0
CAREMARK RX INC               CALL           141705903    1,006        1,190      CALL N/A    NONE         1,190    0          0
CCBT FINL COS INC             COM            12500Q102    2,941       79,800  SH       N/A    NONE        79,800    0          0
CELANESE AG                   ORD            D1497A101      485       11,687  SH       N/A    NONE        11,687    0          0
CHIPPAC INC                   NOTE  2.500%   169657AD5    8,722    7,000,000  PRN      N/A    NONE          -       0  7,000,000
CIMA LABS INC.                CALL           171796905      338        1,300      CALL N/A    NONE         1,300    0          0
CIMA LABS INC.                COM            171796105    6,984      222,209  SH       N/A    NONE       222,209    0          0
CNB FLORIDA BANCSHARES INC    COM            12612H107    1,374       55,393  SH       N/A    NONE        55,393    0          0
COMCAST CORP                  CL A           20030N101    7,718      268,349  SH       N/A    NONE       268,349    0          0
CONSECO INC                   COM NEW        208464883    1,621       70,000  SH       N/A    NONE        70,000    0          0
DANIELSON HOLDINGS CORP       COM            236274106    7,593      816,400  SH       N/A    NONE       816,400    0          0
DDI CORP                      COM PAR $ .001 233162304    1,289      125,000  SH       N/A    NONE       125,000    0          0
DREYER'S GRAND ICE CREAM INC  COM            261877104   39,905      504,292  SH       N/A    NONE       504,292    0          0
DUANE READE INC               COM            263578106      424       25,000  SH       N/A    NONE        25,000    0          0
ENDEV ENERGY INC              COM            29258V109      433      275,000  SH       N/A    NONE       275,000    0          0
EUROZINC MINING CORP          COM            298804105    1,604    3,500,000  SH       N/A    NONE     3,500,000    0          0
EXTENDED STAY AMERICA INC.    COM            30224P101    3,874      200,000  SH       N/A    NONE       200,000    0          0
FIRSTFED AMERICA BANCORP INC  COM            337929103      619       22,200  SH       N/A    NONE        22,200    0          0
FIRSTFED AMERICA BANCORP INC  COM            337929103    9,099      326,484  SH       N/A    NONE       326,484    0          0
FLEET BOSTON FINANCIAL CORP   COM            339030108    5,146      114,600  SH       N/A    NONE       114,600    0          0
FLORIDAFIRST BANCORP INC      COM            343258109      402       14,900  SH       N/A    NONE        14,900    0          0
FREEMARKETS INC               COM            356602102    2,144      260,453  SH       N/A    NONE       260,453    0          0
GA FINANCIAL INC              COM            361437106    1,188       33,900  SH       N/A    NONE        33,900    0          0
GREENPOINT FINANCIAL CORP     COM            395384100   29,424      673,167  SH       N/A    NONE       673,167    0          0
GUCCI GROUP NV-NY REG SHARES  COM            401566104      418        4,888  SH       N/A    NONE         4,888    0          0
GULFTERRA ENERGY PARTNERS LP  COM            40274U108      755       17,700  SH       N/A    NONE        17,700    0          0
HALLIBURTON CO                COM            406216101    4,483      147,500  SH       N/A    NONE       147,500    0          0
HAWTHORNE FINL CORP           COM            420542102   11,973      271,930  SH       N/A    NONE       271,930    0          0
HOLLINGER INTERNATIONAL INC   CL A           435569108    3,069      155,000  SH       N/A    NONE       155,000    0          0
HOLLYWOOD ENTERTAINMENT CORP  COM            436141105    6,704      494,400  SH       N/A    NONE       494,400    0          0
HUDSON HIGLAND GROUP          COM            443792106    1,254       45,000  SH       N/A    NONE        45,000    0          0
ILEX ONCOLOGY INC             COM            451923106   15,760      658,871  SH       N/A    NONE       658,871    0          0
INTER MULTIFOODS CORP         COM            460043102    6,437      260,400  SH       N/A    NONE       260,400    0          0
INTERGRAPH CORP               COM            458683109   15,997      659,397  SH       N/A    NONE       659,397    0          0
INTERGRAPH CORP               PUT            458683959    2,054        3,572      PUT  N/A    NONE         3,572    0          0
INVISION TECHNOLOGIES INC     COM            461851107    3,498       70,423  SH       N/A    NONE        70,423    0          0
JOHN HANCOCK FINANCIAL SRVCS  COM            41014S106  124,040    2,839,100  SH       N/A    NONE     2,839,100    0          0
LSI LOGIC CORP                COM            502161102      234       25,000  SH       N/A    NONE        25,000    0          0
MILLENNIUM CHEMICAL INC       COM            599903101    1,696      113,500  SH       N/A    NONE       113,500    0          0
MONY GROUP INC                COM            615337102    6,140      195,300  SH       N/A    NONE       195,300    0          0
NETSCREEN TECHNOLOGIES INC    COM            64117V107   47,038    1,292,262  SH       N/A    NONE     1,292,262    0          0
NPTEST HOLDING CORP           COM            67019A105      928       61,275  SH       N/A    NONE        61,275    0          0
NUEVO ENERGY CO               COM            670509108    3,425      105,200  SH       N/A    NONE       105,200    0          0
PARTNERS TRUST FINANCIAL GR   COM            70213A103    3,663      107,086  SH       N/A    NONE       107,086    0          0
PATRIOT BANK CORP             COM            70335P103    8,657      295,163  SH       N/A    NONE       295,163    0          0
PEAK ENERGY SERVICES LTD      COM            704909100      907      241,000  SH       N/A    NONE       241,000    0          0
PEOPLESOFT INC                CALL           712713906      322          731      CALL N/A    NONE           731    0          0
PEOPLESOFT INC                COM            712713106    3,781      204,491  SH       N/A    NONE       204,491    0          0
PEOPLESOFT INC                PUT            712713956      267          650      PUT  N/A    NONE           650    0          0
PROVIDENT FINANCIAL GROUP     COM            743866105   24,984      621,800  SH       N/A    NONE       621,800    0          0
REPUBLIC BANCORP              COM            759929102    7,795      259,144  SH       N/A    NONE       259,144    0          0
SECOND BANCORP INC            COM            813114105      476       14,670  SH       N/A    NONE        14,670    0          0
SOUTHERN FINANCIAL BNCRP      COM            842870107    6,471      145,100  SH       N/A    NONE       145,100    0          0
SPRINT CORP (PCS GROUP)       PCS COM SER 1  852061506    1,141      124,000  SH       N/A    NONE       124,000    0          0
STATEN ISLAND BANCOPR INC     COM            857550107    5,134      206,350  SH       N/A    NONE       206,350    0          0
THERASENSE INC                COM            883381105   14,095      522,808  SH       N/A    NONE       522,808    0          0
TITAN CORP                    COM            888266103    1,060       52,500  SH       N/A    NONE        52,500    0          0
TITAN CORP                    COM            888266103    6,471      320,500  SH       N/A    NONE       320,500    0          0
TRAVELERS PROP CASUALT-A      CL A           89420G109   16,937      987,584  SH       N/A    NONE       987,584    0          0
TRAVELERS PROP CASUALTY-B     CL B           89420G406    7,540      436,581  SH       N/A    NONE       436,581    0          0
TULARIK INC                   COM            899165104    1,841       75,000  SH       N/A    NONE        75,000    0          0
UNIZAN FINANCIAL CORP         COM            91528W101      256       10,270  SH       N/A    NONE        10,270    0          0
VIAD CORP                     COM            92552R109      967       40,000  SH       N/A    NONE        40,000    0          0
WALT DISNEY CO.               COM DISNEY     254687106    5,631      225,333  SH       N/A    NONE       225,333    0          0
WAYPOINT FINANCIAL            COM            946756103   18,039      672,600  SH       N/A    NONE       672,600    0          0
WELLPOINT HEALTH NETWORKS     COM            94973H108  120,862    1,062,800  SH       N/A    NONE     1,062,800    0          0
WHEATON RIVER MINERALS LTD    COM            962902102      410      120,000  SH       N/A    NONE       120,000    0          0
